Stockholders' Equity - Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	2,875,000	3,283,000	2,875,000
Common shares, shares outstanding (in shares)	2,875,000	3,283,000	2,875,000
Common stock subject to possible redemption (in shares)	0	11,500,000
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders	20.00%
Over-allotment option
Class of Stock [Line Items]
Maximum Common Stock Shares Subject To Forfeiture	375,000